Discontinued Operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations Disclosure
3
. DISCONTINUED OPERATIONS
Discontinued Operation of Sogou
Between Sohu’s entry into the Tencent/Sohu Sogou Share Purchase Agreement on September 29, 2020 and the completion of the Tencent/Sohu Sogou Share Purchase on September 23, 2021, Sogou met the criteria for discontinued operations. Accordingly, the results of operations for Sogou’s business prior to the completion of the Tencent/Sohu Sogou Share Purchase are excluded from Sohu’s results from continuing operations in the Sogou Group’s consolidated statements of comprehensive income and are presented in separate line items as discontinued operations. Retrospective adjustments to the historical statements have been made in order to provide a consistent basis of comparison. Additionally, as of December 31, 2020, the related assets and liabilities associated with the discontinued operations with respect to Sogou were classified as assets held for sale and liabilities held for sale associated with discontinued operations in the consolidated balance sheets to provide comparable financial information. Long-lived assets have not been depreciated or amortized after they were classified as held for sale. As a result, for the year ended December 31, 2020 and the period ended September 23, 2021, depreciation and amortization expenses of $17.0 million and $46.7 million were not recognized for long-lived assets accordingly. On September 23, 2021, the Tencent/Sohu Sogou Share Purchase and the Sogou Merger were completed, and Sohu recognized gain of approximately

$855
million, net of transaction and other costs, which is included in income from discontinued operations. After September 23, 2021, Sohu no longer had any ownership interest in Sogou.
The following tables set forth the assets, liabilities, results of operations and cash flows of discontinued operations with respect to Sogou, that were included in the Sohu Group’s consolidated financial statements
(in thousands):

As of December 31, 2020
ASSETS

Cash and cash equivalents	$287,185
Restricted cash	23,018
Short-term investments	774,618
Account and financing receivables, net	73,656
Prepaid and other current assets	28,946
Long-term investments, net	74,004
Fixed assets, net	89,089
Goodwill	6,527
Intangible assets, net	1,446
Other assets	53,679

Total assets associated with discontinued operations	$1,412,168

LIABILITIES
Accounts payable	$122,695
Accrued liabilities	68,582
Receipts in advance	64,414
Accrued salary and benefits	25,350
Taxes payable	64,082
Other short-term liabilities	61,154
Long-term liabilities	10,721

Total liabilities associated with discontinued operations	$416,998

	Year Ended December 31,
	2019	2020	2021 (1)

Revenues	$1,172,252	$924,664	$407,607
Cost of revenues	738,454	722,614	274,408
Gross profit	433,798	202,050	133,199
Operating expenses:
Research and development (2)	190,402	193,376	141,506
Sales and marketing (2)	138,291	102,523	53,481
General and administrative (2)	40,670	29,271	11,854
Total operating expenses	369,363	325,170	206,841
Operating profit/(loss)	64,435	(123,120)	(73,642)
Interest income	4,443	2,807	2,377
Interest expense	0	0	(761)
Foreign currency exchange gain/(loss)	1,849	(7,767)	(848)
Other income, net	21,127	38,633	81,655
Income/(loss) from discontinued operations before income tax expense	91,854	(89,447)	8,781
Income tax expense/(benefit)	2,748	2,346	(1,112)
Results of operations from discontinued operations, net of tax	89,106	(91,793)	9,893
Gain on disposal of discontinued operations	0	0	855,009

Net income/(loss) from discontinued operations, net of tax	89,106	(91,793)	864,902

Effective Tax Rate

	Year Ended December 31,
	2019	2020	2021 (1)(3)
Statutory Rate:	25%	25%	25%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs	(2%)	(18%)	127%
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs	3%	(3%)	(90%)
Changes in valuation allowance for deferred tax assets	7%	(43%)	349%
Research and development super-deduction and other permanent book-tax differences	(25%)	35%	(249%)
Capital gains from equity investments	(5%)	1%	(175%)

	3%	(3%)	(13%)

	Year Ended December 31,
	2019	2020	2021 (1)
Net cash provided by/(used in) discontinued operating activities	$219,516	$(68,187)	$(175,888)
Net cash provided by/(used in) discontinued investing activities	(217,598)	235,374	1,054,148
Net cash used in discontinued financing activities	(33,415)	(8,209)	(9,132)

Note	(1): Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.
Note (2): Expenses generated from marketing services between the Sohu Group and Sogou Group, and leasing expenses generated from a building that Sohu leases to Sogou are not eliminated because those expenses are considered to continue after the disposal of the discontinued operations.
Note (3): The changes in the effective tax rate for the period ended September 23, 2021 resulted from the lower income from discontinued operations before income tax expense.
Discontinued Operation of Shanghai Jingmao
In May 2010, Changyou acquired 50% of the equity interests in Shanghai Jingmao Culture Communication Co., Ltd. (“Shanghai Jingmao”) and an affiliate of Shanghai Jingmao, which were primarily engaged in the cinema advertising business. In January 2011, Changyou acquired the remaining 50% of the equity interests in Shanghai Jingmao and its affiliate for total consideration of approximately $3.0 million. In the fourth quarter of 2011, a full impairment loss of $5.2 million on goodwill was recognized for the cinema advertising business.
In
 the second quarter of 2019, after assessing the collectability of the assets of the cinema advertising business, including receivables and prepayments, Changyou recognized a $17.0 million asset impairment charge for the cinema advertising business.
Changyou ceased

operating the cinema advertising business and wound down the business in
August 2019
as a result of a Chinese court in Shanghai having granted a petition by Shanghai Jingmao for bankruptcy relief on August
12
,
2019
. Accordingly, the results of operations for Changyou’s cinema advertising business have been excluded from Changyou’s results from continuing operations in the consolidated statements of comprehensive income and are presented in separate line items as discontinued operations. Retrospective adjustments to the historical statements have been made in order to provide a consistent basis of comparison. Changyou recognized nil
disposal gain/loss for the years ended December
31
,
2019
and
2020
. However, Changyou may recognize disposal gain/loss in the future, depending on developments in the bankruptcy proceedings in the Chinese court
.

See Note 8 - Balance Sheet Components.
The following tables set forth the results of operations and cash flows of discontinued operations with respect to Changyou’s cinema advertising business, that were included in the Group’s consolidated financial statements (in thousands):

Year Ended December 31,
2019 (1)

Revenues	$37,323
Cost of revenues	43,857
Gross loss	(6,534)
Operating expenses:
Sales and marketing	8,807
General and administrative	18,583
Total operating expenses	27,390
Operating loss	(33,924)
Interest income	7
Other income/(expense), net	61
Loss from discontinued operations before income tax expense	(33,856)
Income tax expense	142

Net loss from discontinued operations, net of tax	(33,998)

Year Ended December 31,
2019 (1)

Net cash provided by discontinued operating activities	$9,341
Net cash used in discontinued investing activities	(10,808)
Net cash provided by discontinued financing activities	0
Note (1): Includes the financial results of the discontinued operations from January 1, 2019 to August 12, 2019.